Note 5 - Advances for Vessels Acquisitions / Under Construction:	12 Months Ended
Dec. 31, 2013
Advances For Vessels Acquisition Under Construction [Abstract]
Advances For Vessels Acquisition Under Construction [Text Block]
5.        Advances for Vessels Acquisitions / Under Construction:

On December 5, 2013, the Company agreed to acquire a 39,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis. The newbuilding is scheduled for delivery from Hyundai Mipo Dockyard Co., Ltd. in the third quarter of 2015. The purchase price of the newbuilding is $35,000, and is payable as follows: 20% as an initial deposit and 80% on delivery of the vessel. The Company is under discussions with a number of banks regarding the financing of the vessel. The initial deposit was paid in two installments, the first on December 5, 2013 and the second on December 19, 2013 bringing the total to $7,000 which is included in Advances for vessels acquisitions / under construction, in the accompanying consolidated balance sheets.

On December 16, 2013, the Company agreed to acquire a 50,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis. The newbuilding is scheduled for delivery from Hyundai Mipo Dockyard Co., Ltd. in the first quarter of 2015. Upon its delivery the vessel will enter into a time charter with a high quality charterer for 2 years at a rate of $16,000 per day. The charterer has the option to extend the charter for an additional year at a rate of $17,250 per day. The purchase price of the newbuilding is $37,000, and is payable as follows: 20% as an initial deposit and 80% on delivery of the vessel. The Company is under discussions with a number of banks regarding the financing of the vessel. The initial deposit was paid in two installments, the first on December 16, 2013 and the second on December 19, 2013 bringing the total to $7,400 and it is also included in Advances for vessels acquisitions / under construction, in the accompanying consolidated balance sheets.